Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense		$ 62	¥ 449